Note 6 - Other Operating Expenses - Other Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Hosting		$ 9,267	$ 7,647	$ 8,056
Audit, legal and other advisory services (1)	[1]	6,857	6,579	10,863
Software license fees		2,149	1,782	1,882
Rent and other office expenses		3,743	3,152	3,318
Travel		1,496	542	1,304
Other expenses		3,502	3,101	2,774
Total other operating expenses		$ 27,015	$ 22,802	$ 28,197

[1]	Amount in 2020 includes US$3.5 million related to actions taken following a short seller report.